Other liabilities and liabilities directly associated with non-current assets held for sale	12 Months Ended
Dec. 31, 2020
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Other liabilities and liabilities directly associated with non-current assets held for sale

Note 22 - Other liabilities and liabilities directly associated with non-current assets held for sale

a)    As of December 31, 2020 and 2019 the other liabilities are as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Accounts and notes payable (1)	310,713	382,271
Dividends payable	246	267
Unearned income (2)	5,946	5,644
Unearned fees	7,690	8,321
Payables due to brokerage transactions	24,572	140,799
Collateral for financial transactions (threshold)	308,674	116,654
Other liabilities	42,193	54,958
Totals	700,034	708,914

(1)

Obligations other than those directly related to the business operations, such as payable withholding taxes, payable social security contributions, balances due on purchases of materials, balances due on obligations under lease agreements for the acquisition of fixed assets, accounts payable for expenses, and others.

(2)	It corresponds to commissions associated with financial advisory and insurance brokerage businesses that must be deferred in accordance with applicable regulations.

b)As of December 31, 2020 and 2019 there are no liabilities directly associated with non-current assets held for sale.